59580 2/00
Prospectus Supplement
dated February 7, 2000 to:
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THE GEORGE PUTNAM FUND OF BOSTON (the "fund")
to Prospectuses dated November 30, 1999

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers and the Core Fixed Income Team of Putnam Management have primary responsibility for the day-to-day management of the fund's portfolio. Mr. Bousa's and Mr. Prusko's length of service to the fund and their experience as portfolio managers or investment analysts over at least the last five years are shown.

Manager                  Since       Experience
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Edward P. Bousa          1994        1992 - Present      Putnam Management
Senior Vice President

James M. Prusko          1998        1992 - Present      Putnam Management
Senior Vice President
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